Concentrations of Credit Risk	12 Months Ended
Jun. 30, 2026
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(26) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues are as follows:

	Years ended June 30,
	2024	% of sales	2025	% of sales	2026	% of sales
	RMB		RMB		RMB
Company A	-	-	-	-	25,489	13.9
Company B	-	-	-	-	24,569	13.4
Subtotal	-	-	-	-	50,058	27.3

Customers which accounted for 10% or more of gross accounts receivable are as follows:

	As of June 30,
	2025	%	2026	%
	RMB		RMB
Company C	-	-	5,721	19.0
Company B	-	-	5,160	17.1
Company D	-	-	4,813	16.0
Company E	-	-	4,444	14.8
Company F	-	-	4,000	13.3
Company G	-	-	3,384	11.2
Subtotal	-	-	27,522	91.4

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on Such Accounts Receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.